Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended													12 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2013 spb_OtherForeignCountriesMember [Member]	Sep. 30, 2013 UNITED STATES	Sep. 30, 2013 BRAZIL	Sep. 30, 2013 Foreign Tax Authority [Member]	Sep. 30, 2012 Foreign Tax Authority [Member]	Sep. 30, 2013 UNITED STATES	Sep. 30, 2012 UNITED STATES	Sep. 30, 2013 Other Current Assets [Member]	Sep. 30, 2012 Other Current Assets [Member]	Sep. 30, 2013 Other Current Liabilities [Member]	Sep. 30, 2012 Other Current Liabilities [Member]	Sep. 30, 2013 Other Assets [Member]	Sep. 30, 2012 Other Assets [Member]	Sep. 30, 2013 HHI Business [Member]	Dec. 17, 2012 HHI Business [Member]	Sep. 30, 2013 Furminator [Member]
Income Tax Examination [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (204,365)	$ (61,879)	$ (119,439)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	184,214	175,059	137,108
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(20,151)	113,180	17,669
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost												11,372	16,399
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Restructuring Charges												7,085	8,054			340	371
spb_DeferredTaxAssetsInventoriesAndReceivables	24,296	22,495
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities												14,146	8,270
Deferred Tax Assets, Other												22,783	13,866			5,268	7,866
Deferred Tax Assets, Valuation Allowance, Noncurrent	(416,973)	(353,189)
Deferred Tax Assets, Valuation Allowance, Current	(31,864)	(29,234)
Deferred Tax Assets, Net of Valuation Allowance, Current	47,818	39,850
spb_DeferredTaxLiabilityInventoriesAndReceivables	(2,748)	(2,618)
Name:spb_DeferredTaxLiabilitiesUnrealizedGainsOnDerivativesAndCurrencyTranslation	(13,126)	(15,803)												(373)	(1,153)
Deferred Tax Liabilities, Other	(9,073)	(2,964)												(11,738)	(7,936)
Deferred Tax Liabilities, Gross, Current	(14,859)	(11,707)
Deferred Tax Assets, Net, Current	32,959	28,143
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits																35,376	33,584
Deferred Tax Assets, Operating Loss Carryforwards	663,610	572,397
spb_GrossAmountOfTaxableEarningsOnRepatriation	45,735
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	1,501,525
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	1,537,523
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	111,186
spb_DeferredTaxAssetsDomesticOperatingLossCarryforwardsExpectedToExpireUnused	301,202
spb_DeferredTaxAssetStateAndLocalOperatingLossCarryforwardsExpectedToExipreUnused	357,938
spb_DeferredTaxAssetForeignOperatingLossCarryforwardsExpectedToExpireUnused	102,576
Deferred Tax Assets, Valuation Allowance	448,837	382,423						32,843	35,484	415,994	346,939
Valuation Allowance, Deferred Tax Asset, Change in Amount	66,414				(2,641)	69,055	25,877											49,848		14,511
spb_IncomeTaxReconciliationHHIPurchaseAccountingImpact	49,848
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	3,671	3,564
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	8	(1,184)	(1,422)
spb_TaxExpenseRelatedToDistributionOfForeignEarnings	109	3,278	771
Undistributed Earnings of Foreign Subsidiaries	409,589
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Unrecognized Tax Benefits	13,807	5,877	9,013	12,808
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	10,115
Unrecognized Tax Benefits that Would Effect Deferred Tax Assets	3,692
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	(7,053)	39,613	6,184
Current Foreign Tax Expense (Benefit)	47,740	38,113	32,649
Current State and Local Tax Expense (Benefit)	1,274	(361)	2,332
Current Income Tax Expense (Benefit)	49,014	37,752	34,981
Deferred Federal Income Tax Expense (Benefit)	(23,397)	20,884	20,247
Deferred Foreign Income Tax Expense (Benefit)	2,146	5,190	28,054
Deferred Income Tax Expense (Benefit)	(21,655)	22,633	57,314
Income Tax Expense (Benefit)	27,359	60,385	92,295
spb_IncomeTaxReconciliationPermanentItems	10,104	8,595	8,654
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount	(5,921)	(5,760)	(380)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(19,182)	(15,211)	(14,132)
Deferred State and Local Income Tax Expense (Benefit)	(404)	(3,441)	9,013
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	(11,686)	(2,164)	1,242
spb_IncomeTaxReconciliationRepatriatedEarnings	(6,958)	29,844	18,943
spb_IncomeTaxReconciliationFurminatorPurchaseAccountingImpact	0	(14,511)	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	112,587	24,525	68,425
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount	4,062	(4,386)	(2,793)
spb_IncomeTaxReconciliationInflationaryAdjustments	(245)	(803)	(1,472)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	0	0	4,873
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	(170)	(41)	798
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	9,104	773	1,658
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(327)	(1,308)	(823)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	516	776	596
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	(15)	(1,737)	(1,850)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(1,348)	(1,640)	(3,376)
spb_DistributedEarningsOfForeignSubsidiaries	12,506	21,163	39,391
Deferred Tax Assets, Deferred Income	6,956	7,006
Deferred Tax Assets, Property, Plant and Equipment	9,692	3,255
spb_DeferredTaxAssetUnrealizedLossesOnDerivativesAndCurrencyTranslation	2,136	2,521
spb_DeferredTaxAssetsPremiumDiscountAndIssuanceCostsOnLtDebt	668	3,976
Deferred Tax Assets, Goodwill and Intangible Assets	3,917	4,282
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	310,990	282,069
Deferred Tax Liabilities, Property, Plant and Equipment	(27,478)	(15,337)
Deferred Tax Liabilities, Goodwill and Intangible Assets	(735,506)	(596,199)
Deferred Tax Liabilities, Undistributed Foreign Earnings	(18,581)	(29,231)
Deferred Tax Liabilities, Gross, Noncurrent	(803,764)	(659,534)
spb_NoncurrentAssets	4,143,768	2,690,222								3,218,523	1,988,632
Deferred Tax Liabilities, Net, Noncurrent	(492,774)	(377,465)
Deferred Tax Liabilities, Net	$ (459,815)	$ (349,322)																	$ 123,593